Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Annual benefits expense
Past service cost (income)	$ (277)
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	7,459	$ 7,467	$ 7,382
Pension Plans [member]
Annual benefits expense
Current service cost	210	254	224
Net interest (income) expense on net defined benefit (asset) liability	(10)	7	(10)
Past service cost (income)	7
Administrative expenses	5	5	5
Benefits expense	212	266	219
Defined contribution expense	153	123	96
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	441	464	388
Pension Plans [member] | Canada and Quebec [member]
Annual benefits expense
Benefits expense	76	75	73
Other employee future benefit plans [member]
Annual benefits expense
Current service cost	26	32	25
Net interest (income) expense on net defined benefit (asset) liability	45	47	52
Past service cost (income)	(277)
Remeasurement of other long-term benefits	(10)	(6)	6
Benefits expense	(216)	73	83
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ (216)	$ 73	$ 83